Exhibit 99.11

Data Compare Summary (Total)

Run Date - 7/30/2026 1:23:06 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Amortization Term	0	306	0.00%	306
Amortization Type	0	306	0.00%	306
Appraisal Effective Date	3	306	0.98%	306
Appraised Value	4	306	1.31%	306
Balloon Flag	0	306	0.00%	306
Borrower Qualifying FICO	1	306	0.33%	306
City	1	306	0.33%	306
Coborrower Qualifying FICO	3	202	1.49%	306
Contract Sales Price	14	306	4.58%	306
Initial Rate Lock Date	21	306	6.86%	306
Interest Only	0	306	0.00%	306
Investor: Qualifying Total Debt Ratio	8	306	2.61%	306
Lien Position	0	306	0.00%	306
Note Date	1	306	0.33%	306
Occupancy	0	306	0.00%	306
Original CLTV	6	306	1.96%	306
Original Interest Rate	0	306	0.00%	306
Original Loan Amount	0	306	0.00%	306
Original LTV	6	306	1.96%	306
Origination Channel	0	306	0.00%	306
Property Type	3	306	0.98%	306
Purpose	0	306	0.00%	306
Representative FICO	2	306	0.65%	306
State	0	306	0.00%	306
Zip	0	306	0.00%	306
Total	73	7,546	0.97%	306